FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

In certain situations, the Company may enter into financial instruments to reduce the risk associated with fluctuations in interest rates and exchange rates. The Company has a portfolio of swaps which swap floating rate interest to fixed rate, and which also fix the Norwegian kroner to US dollar exchange rate applicable to the interest payable and principal repayment on the NOK bonds due 2014 and 2017. From a financial perspective these swaps hedge interest rate and exchange rate exposure. The counterparties to such contracts are Nordea Bank Finland Plc, HSH Nordbank AG, ABN AMRO Bank N.V., BNP Paribas, Bank of Scotland plc, NIBC Bank N.V., Scotiabank Europe Plc, DNB Bank ASA, Skandinaviska Enskilda Banken AB (publ), ING Bank N.V., Lloyds TSB Bank Plc, Credit Agricole Corporate and Investment Bank, Danske Bank A/S and Swedbank AB (publ). Credit risk exists to the extent that the counterparties are unable to perform under the contracts, but this risk is considered remote as the counterparties are all banks which have provided the Company with loans to which the swaps relate.

The following table presents the fair values of the Company's derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	2012	2011
Designated derivative instruments -Liabilities:
Interest rate swaps	84,044	70,071
Cross currency interest rate swaps	411	2,012
Non-designated derivative instruments -Liabilities:
Interest rate swaps	1,426	1,445
Cross currency interest rate swaps	—	97
Swaptions	—	6,245
	85,881	79,870

(in thousands of $)	2012	2011
Designated derivative instruments -Assets:
Interest rate swaps	4	—
Cross currency interest rate swaps	3,275	—
Non-designated derivative instruments -Assets:
Cross currency interest rate swaps	132	—
	3,411	—

Interest rate risk management
The Company manages its debt portfolio with interest rate swap agreements denominated in U.S. dollars and Norwegian kroner to achieve an overall desired position of fixed and floating interest rates. At December 31, 2012, the Company and its consolidated subsidiaries had entered into interest rate swap transactions, involving the payment of fixed rates in exchange for LIBOR or NIBOR, as summarized below. The summary includes all swap transactions, which are all hedges against specific loans.

Notional Principal (in thousands of $)	Inception date	Maturity date	Fixed interest rate
$303,684 (reducing to $122,632)	March 2010	March 2015	1.96% - 2.22%
$39,440 (reducing to $24,794)	March 2008	August 2018	4.05% - 4.15%
$45,864 (reducing to $23,394)	April 2011	December 2018	2.13% - 2.80%
$68,423 (reducing to $34,044)	May 2011	January 2019	0.80% - 2.58%
$100,000 (remaining at $100,000)	August 2011	August 2021	2.50% - 2.93%
$76,136 (equivalent to NOK450 million)	October 2010	April 2014	5.32%	*
$174,836 (reducing to $153,804)	April 2012	May 2019	3.67% - 3.77%
$36,800 (terminating at $79,733)	May 2012	August 2022	1.76% - 1.85%
$82,388 (reducing to $69,713)	September 2012	September 2014	4.85%
$105,436 (equivalent to NOK600 million)	October 2012	October 2017	5.92% - 6.23%	*

*
These swaps relate to the NOK500 million and NOK600 million unsecured bonds, and the fixed interest rates paid are exchanged for NIBOR plus the margin on the bonds. For the remaining swaps the fixed interest rate paid is exchanged for LIBOR, excluding margin on the underlying loans.

As at December 31, 2012, the total notional principal amount subject to such swap agreements was $1,033.0 million (2011: $1,070.7 million).

Foreign currency risk management
The Company has entered into currency swap transactions, involving the payment of U.S. dollars in exchange for Norwegian kroner, which are designated as hedges against the NOK500 million senior unsecured bonds due 2014 and the NOK600 million senior unsecured bonds due 2017.

Principal Receivable	Principal Payable	Inception date	Maturity date
NOK450 million	US$76.1 million	October 2010	April 2014
NOK600 million	US$105.4 million	October 2012	October 2017

Apart from the NOK500 million and NOK600 million senior unsecured bonds due 2014 and 2017, respectively, the majority of the Company's transactions, assets and liabilities are denominated in U.S. dollars, the functional currency of the Company. Other than the corresponding currency swap transactions summarized above, the Company has not entered into forward contracts for either transaction or translation risk. Accordingly, there is a risk that currency fluctuations could have an adverse effect on the Company's cash flows, financial condition and results of operations.

Fair Values
The carrying value and estimated fair value of the Company's financial assets and liabilities at December 31, 2012, and 2011, are as follows:

	2012	2012	2011	2011
(in thousands of $)	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Available for sale securities	55,661	55,661	23,324	23,324
Floating rate NOK bonds due 2014	78,505	78,891	74,583	63,769
Floating rate NOK bonds due 2017	107,910	106,902	—	—
8.5% Senior Notes due 2013	247,766	248,542	274,209	264,269
3.75% unsecured convertible bonds due 2016	125,000	118,513	125,000	84,876
Derivatives:
Interest rate/ currency swap contracts – long-term receivables	3,411	3,411	—	—
Interest rate/ currency swap contracts – long-term payables	85,881	85,881	79,870	79,870

The above long-term payables relating to interest rate/ currency swap contracts at December 31, 2012, include $1.4 million which relates to non-designated swap contracts (2011: $7.8 million), with the balance relating to designated hedges. Similarly, the above long-term receivables relating to interest rate/ currency swap contracts at December 31, 2012, include $0.1 million which relates to non-designated swap contracts (2011: $nil), with the balance relating to designated hedges.

In accordance with the accounting policy relating to interest rate and currency swaps (see Note 2 "Derivatives – Interest rate and currency swaps"), where the Company has designated the swap as a hedge, and to the extent that the hedge is effective, changes in the fair values of interest rate swaps are recognized in other comprehensive income. Changes in the fair value of other swaps and the ineffective portion of swaps designated as hedges are recognized in the consolidated statement of operations.

The above fair values of financial assets and liabilities as at December 31, 2012, are measured as follows:

		Fair value measurements using
	Total fair value as at December 31, 2012	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands of $)		(Level 1)	(Level 2)	(Level 3)
Assets:
Available for sale securities	55,661	37,882		17,779
Interest rate/ currency swap contracts - long-term receivables	3,411		3,411
Total assets	59,072	37,882	3,411	17,779
Liabilities:
Floating rate NOK bonds due 2014	78,891	78,891
Floating rate NOK bonds due 2017	106,902	106,902
8.5% Senior Notes due 2013	248,542	248,542
3.75% unsecured convertible bonds due 2016	118,513	118,513
Interest rate/ currency swap contracts – long-term payables	85,881		85,881
Total liabilities	638,729	552,848	85,881	—

The above fair values of financial assets and liabilities as at December 31, 2011, were measured as follows:

		Fair value measurements using
	Total fair value as at December 31, 2011	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands of $)		(Level 1)	(Level 2)	(Level 3)
Assets:
Available for sale securities	23,324	23,324
Total assets	23,324	23,324	—	—
Liabilities:
Floating rate NOK bonds due 2014	63,769	63,769
8.5% Senior Notes due 2013	264,269	264,269
3.75% unsecured convertible bonds due 2016	84,876	84,876
Interest rate/ currency swap contracts – long-term payables	79,870		79,870
Total liabilities	492,784	412,914	79,870	—

ASC Topic 820 "Fair Value Measurement and Disclosures" ("ASC 820") emphasizes that fair value is a market-based measurement, not an entity-specific measurement, and should be determined based on the assumptions that market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair value measurements, ASC 820 establishes a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within levels one and two of the hierarchy) and the reporting entity's own assumptions about market participant assumptions (unobservable inputs classified within level three of the hierarchy).

Level 1 inputs utilize unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Level 2 inputs are inputs other than quoted prices included in level one that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability, other than quoted prices, such as interest rates, foreign exchange rates and yield curves that are observable at commonly quoted intervals. Level 3 inputs are unobservable inputs for the assets or liabilities, which typically are based on an entity's own assumptions, as there is little, if any, related market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

Listed available for sale securities are recorded at fair value, being their market value as at the balance sheet date. The fair value of unlisted available for sale securities, which at December 31, 2012, comprise unlisted corporate bonds, is a Level 3 input and is determined from an analysis of projected cash flows, based on factors including the terms, provisions and other characteristics of the bonds, credit ratings and default risk of the issuing entity, the fundamental financial and other characteristics of that entity, and the current economic environment and trading activity in the debt market.

The estimated fair values for the 8.5% fixed rate Senior Notes, the floating rate NOK bonds due 2014 and 2017, and the 3.75% unsecured convertible bonds are based on the quoted market prices as at the balance sheet date.

The fair value of interest rate and currency swap contracts is calculated using a well-established independent valuation technique applied to contracted cash flows and LIBOR/NIBOR interest rates as at the balance sheet date.

Concentrations of risk
There is a concentration of credit risk with respect to cash and cash equivalents to the extent that most of the amounts are carried with Skandinaviska Enskilda Banken, ABN AMRO, Danske Bank and Nordea. However, the Company believes this risk is remote.

Since the Company was spun-off from Frontline in 2004, Frontline has accounted for a major proportion of our operating revenues. In the year ended December 31, 2012, Frontline accounted for 54% of our operating revenues (2011: 56%, 2010: 70%). There is thus a concentration of revenue risk with Frontline.